Significant Accounting Policies - Disclosure of New Standards and Interpretations Effective Date (Detail)	12 Months Ended
Dec. 31, 2022
IFRS 17 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Effective date	Jan. 01, 2023
Amendments to IAS 1 and IFRS Practice Statement 2 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Effective date	Jan. 01, 2023
Amendments to IAS 8 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Effective date	Jan. 01, 2023